Related parties - Additional Information (Details)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Sociedad Minera Cerro Verde S.A.A.
Disclosure Of Related Party Explanatory [Line Items]
Percentage of total revenues	0.29%	0.25%	0.45%